Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay Large Cap Growth Fund (Prospectus Summary) | MainStay Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Large Cap Growth Fund
Supplement	ck0000787441_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2017 (“Supplement”) to:

MainStay Equity Funds, MainStay Income and Mixed Asset Funds, and MainStay Cushing® Funds

Prospectuses and Summary Prospectuses, each dated February 28, 2017;

and

MainStay Group of Funds and MainStay Cushing® Funds Statements of Additional Information, each dated February 28, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.